Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Prospectus Date	rr_ProspectusDate	Dec. 10, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Africa & Middle East	Institutional International Concentrated Equity
Asia Opportunities	Institutional International Core Equity
Emerging Europe	Institutional International Growth Equity
Emerging Markets Stock	International Concentrated Equity
Emerging Markets Value Stock	International Discovery
European Stock	International Equity Index
Global Growth Stock	International Stock
Global Stock	International Value Equity
Institutional Africa & Middle East	Japan
Institutional Emerging Markets Equity	Latin America
Institutional Frontier Markets Equity	New Asia
Institutional Global Focused Growth Equity	Overseas Stock
Institutional Global Growth Equity	U.S. Bond Enhanced Index
Institutional Global Value Equity
MAY 1, 2018
Emerging Markets Bond	International Bond Fund (USD Hedged)
Emerging Markets Corporate Bond	QM Global Equity
Emerging Markets Local Currency Bond	QM U.S. Small & Mid-Cap Core Equity
Equity Index 500	QM U.S. Small-Cap Growth Equity
Extended Equity Market Index	Real Assets
Global High Income Bond	Real Estate
Global Real Estate	Small-Cap Value
Institutional Emerging Markets Bond	Spectrum International
International Bond	Total Equity Market Index
JULY 1, 2018
Intermediate Tax-Free High Yield	Tax-Free High Yield
Tax-Efficient Equity
OCTOBER 1, 2018
Credit Opportunities	Institutional Floating Rate
Floating Rate	Institutional High Yield
High Yield	U.S. High Yield

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
International Stock

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price Emerging Europe Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Emerging Europe

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MAY 1, 2018
International Bond

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MAY 1, 2018
Emerging Markets Bond

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price International Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
International Discovery

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price European Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
European Stock

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price New Asia Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
New Asia

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Japan

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price Latin America Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Latin America

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price Emerging Markets Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Emerging Markets Stock

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price Global Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Global Stock

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price International Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
International Value Equity

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price Overseas Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Overseas Stock

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price Africa & Middle East Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Africa & Middle East

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price Global Growth Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Global Growth Stock

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price Emerging Markets Local Currency Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MAY 1, 2018
Emerging Markets Local Currency Bond

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price Emerging Markets Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MAY 1, 2018
Emerging Markets Corporate Bond

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price Asia Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Asia Opportunities

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price International Concentrated Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
International Concentrated Equity

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price Global High Income Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MAY 1, 2018
Global High Income Bond

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price Emerging Markets Value Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Emerging Markets Value Stock

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Funds, Inc. | T. Rowe Price International Bond Fund (USD Hedged)
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MAY 1, 2018
International Bond Fund (USD Hedged)

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price High Yield Fund, Inc. | T. Rowe Price High Yield Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

OCTOBER 1, 2018
High Yield

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price High Yield Fund, Inc. | T. Rowe Price U.S. High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

OCTOBER 1, 2018
U.S. High Yield

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Tax-Free High Yield Fund, Inc. | T. Rowe Price Tax-Free High Yield Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

JULY 1, 2018
Tax-Free High Yield

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Spectrum Fund, Inc. | Spectrum International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MAY 1, 2018
Spectrum International

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Small-Cap Value Fund, Inc. | T. Rowe Price Small-Cap Value Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MAY 1, 2018
Small-Cap Value

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Institutional International Funds, Inc. | T. Rowe Price Institutional International Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Institutional International Growth Equity

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Institutional International Funds, Inc. | T. Rowe Price Institutional Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Institutional Emerging Markets Equity

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Institutional International Funds, Inc. | T. Rowe Price Institutional Global Focused Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Institutional Global Focused Growth Equity

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Institutional International Funds, Inc. | T. Rowe Price Institutional Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MAY 1, 2018
Institutional Emerging Markets Bond

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Institutional International Funds, Inc. | T. Rowe Price Institutional Africa & Middle East Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Institutional Africa & Middle East

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Institutional International Funds, Inc. | T. Rowe Price Institutional Global Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Institutional Global Growth Equity

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Institutional International Funds, Inc. | T. Rowe Price Institutional International Concentrated Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Institutional International Concentrated Equity

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Institutional International Funds, Inc. | T. Rowe Price Institutional International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Institutional International Core Equity

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Institutional International Funds, Inc. | T. Rowe Price Institutional Global Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Institutional Global Value Equity

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Institutional International Funds, Inc. | T. Rowe Price Institutional Frontier Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
Institutional Frontier Markets Equity

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Index Trust, Inc. | T. Rowe Price Equity Index 500 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MAY 1, 2018
Equity Index 500

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Index Trust, Inc. | T. Rowe Price Extended Equity Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MAY 1, 2018
Extended Equity Market Index

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Index Trust, Inc. | T. Rowe Price Total Equity Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MAY 1, 2018
Total Equity Market Index

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Quantitative Management Funds, Inc. | T. Rowe Price QM U.S. Small-Cap Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MAY 1, 2018
QM U.S. Small-Cap Growth Equity

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Quantitative Management Funds, Inc. | T. Rowe Price QM Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MAY 1, 2018
QM Global Equity

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Quantitative Management Funds, Inc. | T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MAY 1, 2018
QM U.S. Small & Mid-Cap Core Equity

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Tax-Efficient Funds, Inc. | T. Rowe Price Tax-Efficient Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

JULY 1, 2018
Tax-Efficient Equity

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Real Estate Fund, Inc. | T. Rowe Price Real Estate Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MAY 1, 2018
Real Estate

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. | T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
U.S. Bond Enhanced Index

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price International Index Fund, Inc. | T. Rowe Price International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MARCH 1, 2018
International Equity Index

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Institutional Income Funds, Inc. | T. Rowe Price Institutional High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

OCTOBER 1, 2018
Institutional High Yield

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Institutional Income Funds, Inc. | T. Rowe Price Institutional Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

OCTOBER 1, 2018
Institutional Floating Rate

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Global Real Estate Fund, Inc. | T. Rowe Price Global Real Estate Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MAY 1, 2018
Global Real Estate

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Real Assets Fund, Inc. | T. Rowe Price Real Assets Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

MAY 1, 2018
Real Assets

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Floating Rate Fund, Inc. | T. Rowe Price Floating Rate Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

OCTOBER 1, 2018
Floating Rate

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Credit Opportunities Fund, Inc. | T. Rowe Price Credit Opportunities Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

OCTOBER 1, 2018
Credit Opportunities

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. | T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Funds

Supplement to the following prospectuses, each as dated below (as supplemented)

JULY 1, 2018
Intermediate Tax-Free High Yield

The Boards of Directors of the T. Rowe Price Funds listed in the table above (Funds) have approved removing the redemption fee from each Fund, effective April 1, 2019. Any redemption from a Fund (or exchange out of a Fund) with a trade date of April 1, 2019 or after will not be assessed a redemption fee, regardless of how long the shares were held.

Accordingly, effective April 1, 2019, the row referencing a redemption fee is removed from the table entitled “Fees and Expenses of the Fund” in Section 1 of each Fund’s prospectus.